Property and Equipment and Investment Properties - Rental Income from the above Investment Properties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Rental income from investment property, net of direct operating expense [abstract]
Rental income from the investment properties	₩ 190,077	₩ 147,151